UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22481

Apollo Senior Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments

September 30, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) - 135.4%

AEROSPACE & DEFENSE - 7.7%

CAMP Systems, Inc.
First Lien Refinanced Term Loan, 5.25%, 05/31/19	1,306,800	1,319,868
Second Lien Initial Term Loan, 10.00%, 11/30/19	1,000,000	1,023,250
Deltek, Inc.
First Lien Term Loan, 5.00%, 10/10/18	2,303,426	2,312,640
Second Lien Term Loan, 10.00%, 10/10/19	1,091,000	1,100,552
ILC Industries, LLC
First Lien Term Loan, 8.00%, 07/11/18	4,682,458	4,588,809
Photonis
Term Loan, 8.50%, 09/18/19	3,930,000	3,910,350
Scitor Corp.
Term Loan, 5.00%, 02/15/17 (b)	2,507,459	2,432,235
Sequa Corp.
Initial Term Loan, 5.25%, 06/19/17	962,725	968,829
SI Organization, Inc. (The)
New Tranche B Term Loan, 5.50%, 11/22/16 (b)	244,991	239,478
SRA International
Term Loan, 6.50%, 07/20/18	4,885,901	4,846,203

		22,742,214

AUTOMOTIVE - 1.8%

Autoparts Holdings Ltd.
Second Lien Term Loan, 10.50%, 01/29/18	2,000,000	1,943,330
Metaldyne Company LLC
USD Term Loan, 5.00%, 12/18/18	3,053,923	3,077,590
Transtar Industries, Inc.
First Lien Term Loan, 5.50%, 10/09/18	190,080	191,506

		5,212,426

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 17.9%

Alliant Holdings I, LLC
Initial Term Loan, 5.00%, 12/20/19	1,418,283	1,423,601
American Capital, Ltd.
Senior Secured Term Loan, 4.00%, 08/22/16	1,056,750	1,062,034
Amwins Group
First Lien New Term Loan, 5.00%, 09/06/19	1,447,065	1,457,469
Asurion, LLC
Incremental Tranche B-1 Term Loan, 05/24/19 (c)	4,569,253	4,535,691
BATS Global Markets, Inc.
Term Loan, 7.00%, 12/19/18	5,325,000	5,364,938
EZE Software Group LLC
First Lien Initial Term Loan, 4.75%, 04/06/20	673,313	677,521

	Principal Amount ($)	Value ($)

BANKING, FINANCE, INSURANCE AND REAL ESTATE (continued)

Second Lien Initial Term Loan, 8.75%, 04/05/21 (b)	500,000	508,125
Guggenheim Partners Investment
Management Holdings, LLC Initial Term Loan, 4.00%, 07/22/20	993,000	997,136
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, 02/28/18 (b)	874,727	874,727
HUB International Ltd.
Term Loan B, 09/17/20 (c)	4,800,000	4,812,000
ION Trading Technologies S.A.R.L. (Luxembourg)
First Lien Term Loan, 4.50%, 05/22/20 (d)	1,089,270	1,090,632
KCG Holdings, Inc. (Knight Capital)
Term Loan B, 5.75%, 12/05/17	737,000	736,543
Medical Card Systems, Inc.
Term Loan, 12.00%, 09/17/15 (b)	4,961,675	4,812,825
MMM Holdings, Inc.
MMM Term Loan, 9.75%, 12/12/17	824,139	829,290
MSO of Puerto Rico, Inc.
MSO Term Loan, 9.75%, 12/12/17	599,373	603,119
National Financial Partners Corp.
Term Loan B, 5.25%, 07/01/20	5,177,025	5,224,498
Ocwen Loan Servicing, LLC
Initial Term Loan, 5.00%, 02/15/18	798,985	809,971
Sedgwick Claims Management Services, Inc.
Second Lien Term Loan B, 8.00%, 12/12/18	389,000	396,782
SG Acquisition, Inc.
First Lien Initial Term Loan, 7.25%, 12/21/18 (b)	2,823,663	2,830,722
Ship Luxco 3 S.a.r.l. (RBS Worldpay)
Term Loan B2A-11, 5.25%, 11/29/19	320,000	322,755
Term Loan C2, 4.75%, 11/29/19	650,000	654,367
USI, Inc.
Initial Term Loan, 5.00%, 12/27/19	4,336,233	4,355,204
VFH Parent, LLC
Term Loan, 07/08/16 (c)	3,322,167	3,355,389
Walter Investment Management Corp.
First Lien Term Loan, 5.75%, 11/28/17	4,981,087	5,031,944

		52,767,283

BEVERAGE, FOOD & TOBACCO - 2.2%

AdvancePierre Foods, Inc.
First Lien Term Loan, 5.75%, 07/10/17	992,500	999,011
Second Lien Term Loan, 9.50%, 10/10/17	1,750,000	1,785,000

See accompanying Notes to Schedule of Investments.	1

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)

BEVERAGE, FOOD & TOBACCO (continued)

Arysta LifeScience SPC, LLC
First Lien Initial Term Loan, 4.50%, 05/29/20	1,203,983	1,203,982
Second Lien Term Loan, 8.25%, 11/30/20	1,028,000	1,029,285
Performance Food Group, Inc.
Initial Term Loan, 6.25%, 11/14/19	1,548,120	1,533,931

		6,551,209

CAPITAL EQUIPMENT - 1.7%

Tank Holding Corp. (Roto Acquisition Corp.)
Term Loan 1, 4.25%, 07/09/19	3,388,195	3,381,131
Tomkins PLC
Second Lien Initial Term Loan, 9.25%, 05/11/20 (b)	1,600,000	1,636,000

		5,017,131

CHEMICALS, PLASTICS, & RUBBER - 4.7%

Al Chem & Cy S.C.A. (Luxembourg)
Tranche B-1 Term Loan, 4.50%, 10/04/19 (d)	430,169	431,246
Tranche B-2 Term Loan, 4.50%, 10/04/19 (d)	223,194	223,753
Axalta Coating Systems Dutch Holding B B.V. & Axalta Coating Systems U.S. Holdings, Inc.
Initial Term Loan B, 4.75%, 02/01/20	4,047,660	4,068,526
AZ Chem US, Inc.
Term Loan, 5.25%, 12/22/17	903,287	912,884
Cyanco Intermediate Corp.
Term Loan, 5.50%, 05/01/20	4,104,845	4,130,501
OCI Beaumont LLC
Term Loan B-1, 6.25%, 08/20/19 (b)	511,198	512,476
Term Loan B-2, 6.25%, 08/20/19 (b)	961,052	963,455
Tronox, Inc. (Netherlands)
New Term Loan B, 4.50%, 03/19/20 (d)	742,140	747,368
Univar, Inc.
Term Loan B, 5.00%, 06/30/17	1,877,883	1,814,627

		13,804,836

CONSUMER GOODS: DURABLE - 1.9%

Freedom Group
Term Loan B, 5.50%, 04/19/19	2,823,598	2,835,966
Serta Simmons Holdings, LLC
Term Loan, 5.00%, 10/01/19	2,894,130	2,904,983

		5,740,949

CONSUMER GOODS: NON-DURABLE - 5.6%

Allflex Holdings III, Inc.
Second Lien Initial Term Loan, 8.00%, 07/19/21	2,400,000	2,438,004

	Principal Amount ($)	Value ($)

CONSUMER GOODS: NON-DURABLE (continued)

Armored AutoGroup, Inc.
New Term Loan, 6.00%, 11/05/16	1,593,239	1,565,358
Fender Musical Instruments Corp.
Initial Term Loan, 5.75%, 04/03/19	481,250	483,858
Herff Jones
Term Loan B, 5.50%, 06/25/19	3,801,095	3,820,063
IG Investments Holdings, LLC
First Lien Term Loan, 6.25%, 08/25/16	3,144,350	3,142,385
Polyconcept
Term Loan, 6.00%, 06/28/19	2,531,938	2,522,443
Topps
Term Loan, 10/02/20 (c)	2,530,000	2,542,650

		16,514,761

CONTAINERS, PACKAGING AND GLASS - 2.7%

Berlin Packaging LLC
Term Loan B, 4.75%, 04/02/19	500,000	501,875
Pelican Products, Inc.
First Lien Term Loan, 7.00%, 07/11/18 (b)	4,782,721	4,779,732
Reynolds Group Holdings Inc.
U.S. Term Loan, 4.75%, 09/28/18	2,613,083	2,623,601

		7,905,208

ENERGY: OIL & GAS - 8.1%

Atlas Energy
Term Loan, 6.50%, 07/31/19	1,260,000	1,275,750
BBTS Borrower LP
Term Loan, 7.75%, 06/04/19	3,746,679	3,802,879
Drillships Financing Holding, Inc.
Tranche B-2 Term Loan, 5.50%, 07/15/16	5,600,000	5,677,028
EMG Utica, LLC
Term Loan, 4.75%, 03/27/20	1,553,000	1,561,736
HGIM Corp.
Term Loan A, 5.00%, 06/18/18 (b)	5,223,875	5,236,935
Pacific Drilling S.A.
Term Loan, 4.50%, 06/03/18	1,278,795	1,287,107
Power Borrower, LLC (PTS Buyer, Inc.)
First Lien Delayed Draw Term Loan, 05/06/20 (c)	213,667	210,996
First Lien Initial Term Loan, 4.25%, 05/06/20	1,705,128	1,683,814
Sprint Industrial Holdings
First Lien Term Loan, 7.00%, 05/14/19	1,795,500	1,810,088
Total Safety
First Lien Term Loan, 5.75%, 03/13/20	1,259,670	1,273,841

		23,820,174

2	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)

ENVIRONMENTAL INDUSTRIES - 1.8%

EnergySolutions, LLC (aka Envirocare of Utah, LLC)
Term Loan, 6.75%, 08/15/16	3,241,659	3,272,050
Tervita Corp. (Canada)
Term Loan, 6.25%, 05/15/18 (d)	2,202,930	2,160,050

		5,432,100

FOREST PRODUCTS & PAPER - 0.6%

Caraustar Industries, Inc.
Term Loan, 7.50%, 05/01/19 (b)	1,855,393	1,879,745

HEALTHCARE & PHARMACEUTICALS - 10.0%

ABB/Con-Cise Optical Group, LLC
Term Loan B, 4.50%, 02/06/19	1,533,295	1,536,170
Aptalis Pharma, Inc.
Term Loan B-1, 6.25%, 02/10/17	2,880,570	2,886,879
Ardent Medical Services, Inc.
First Lien Term Loan, 6.75%, 07/02/18	2,519,958	2,535,707
ATI Holdings, Inc.
Term Loan, 5.75%, 12/20/19	1,093,735	1,106,040
ConvaTec, Inc.
Dollar Term Loan, 12/22/16 (c)	558,172	562,258
DJO Finance LLC (ReAble Therapeutics Finance, LLC)
Tranche B Term Loan, 4.75%, 09/15/17	674,900	678,443
Faenza Germany GmbH Holdings (Ceramtec Acquisition) (Germany)
Initial Dollar Term Loan B-1, 4.25%, 08/30/20 (d)	2,000,000	2,007,920
Healogics, Inc.
First Lien Term Loan B, 5.25%, 02/05/19	1,030,820	1,038,876
InVentiv Health, Inc.
Consolidated Term Loan, 7.50%, 08/04/16	2,387,546	2,315,920
Term Loan B-3, 7.75%, 05/15/18	685,221	671,088
Medpace Intermediateco, Inc.
Term Loan B, 5.25%, 06/19/17 (b)	4,351,211	4,367,528
Sheridan Holdings, Inc.
Term Loan B, 4.50%, 06/29/18	1,608,600	1,615,034
Smile Brands, Inc.
Term Loan, 7.50%, 08/16/19	4,000,000	3,951,260
Steward Health Care System LLC
Term Loan, 6.75%, 04/10/20 (b)	1,524,180	1,497,507
U.S. Renal Care, Inc.
Initial Term Loan, 5.25%, 07/03/19	1,774,000	1,796,175
Second Lien Term Loan, 10.25%, 01/03/20	818,000	827,714

		29,394,519

HIGH TECH INDUSTRIES - 9.1%

Freescale Semiconductor, Inc.
Term Loan B-5, 01/15/21 (c)	1,950,000	1,955,480

	Principal Amount ($)	Value ($)

HIGH TECH INDUSTRIES (continued)

Infor (US), Inc.
Tranche B-2 Term Loan, 5.25%, 04/05/18	2,470,139	2,487,640
Kronos, Inc.
First Lien Incremental Term Loan, 4.50%, 10/30/19	3,970,000	3,977,464
Landesk
Term Loan, 5.25%, 08/09/19	2,952,600	2,974,744
Oberthur Technologies (France)
Term Loan B, 6.25%, 11/30/18 (d)	1,675,471	1,682,449
OpenLink International, Inc.
Initial Term Loan, 7.75%, 10/30/17	2,128,095	2,133,415
Sophia, L.P.
Term Loan B, 4.50%, 07/19/18	2,591,381	2,607,344
Sophos (Luxembourg)
Term Loan B, 6.50%, 05/10/19 (b) (d)	1,890,075	1,890,075
Vision Solutions, Inc.
First Lien Term Loan, 6.00%, 07/23/16 (b)	4,281,519	4,292,223
Wall Street Systems Delaware, Inc.
First Lien Term Loan, 5.75%, 10/25/19	1,297,198	1,303,281
Second Lien Term Loan, 9.25%, 10/25/20	1,400,000	1,411,795

		26,715,910

HOTEL, GAMING & LEISURE - 2.0%

Centaur Acquisition, LLC
First Lien Term Loan, 5.25%, 02/20/19	601,975	605,737
Second Lien Term Loan, 8.75%, 02/20/20	826,000	834,259
IntraWest Holdings S.A.R.L
First Lien Term Loan, 7.00%, 12/04/17	2,257,938	2,291,807
Peppermill Casinos, Inc.
Term Loan B, 7.25%, 11/09/18	1,985,000	2,025,504

		5,757,307

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 6.4%

Acosta, Inc.
Term Loan D, 03/02/18	896,753	899,892
Cenveo Corp.
Term Loan B, 6.25%, 02/13/17	440,785	444,274
F&W Media
Term Loan, 7.75%, 06/30/19	3,192,000	3,122,845
Merrill Communications LLC
Term Loan, 7.25%, 03/08/18	3,472,550	3,498,594
Readers Digest Association, Inc.
Term Loan, 12.50%, 09/30/15 (b)	3,004,555	2,989,533
Springer SBM Two GMBH (Germany)
Initial Term Loan B2, 5.00%, 08/14/20 (d)	5,048,000	5,023,542
SymphonyIRI Group, Inc.
Term Loan, 09/30/20 (c)	1,077,908	1,080,603

See accompanying Notes to Schedule of Investments.	3

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)

MEDIA: ADVERTISING, PRINTING & PUBLISHING (continued)

Term Loan B, 5.50%, 12/01/17	1,845,690	1,852,621

		18,911,904

MEDIA: BROADCASTING & SUBSCRIPTION - 8.5%

Granite Broadcasting Corp.
First Lien Tranche B Term Loan, 6.75%, 05/23/18	2,933,778	2,953,331
Gray Television, Inc.
Initial Term Loan, 4.75%, 10/12/19	1,558,730	1,571,722
Hargray Communications
Term Loan B, 4.75%, 06/26/19	2,293,253	2,307,585
Hemisphere Media
Term Loan B, 6.25%, 07/30/20	2,344,125	2,349,985
Hubbard Radio, LLC
Incremental Tranche 2 Term Commitment, 04/26/14 (b) (c)	187,256	188,895
Tranche 1 Term Loan, 4.50%, 04/29/19	500,000	501,875
New Wave Communications
Term Loan 1, 5.00%, 04/30/20	966,567	967,171
Term Loan 2, 9.00%, 10/30/20 (b)	573,483	582,085
SESAC Holdco II LLC
First Lien Term Loan, 6.00%, 02/07/19	554,808	558,622
TWCC Holding Corp.
Second Lien Term Loan, 7.00%, 06/26/20 (b)	4,120,000	4,238,450
Univision Communications, Inc.
2013 Converted Extended First Lien Term Loan, 4.50%, 03/01/20	3,468,202	3,461,699
WideOpenWest Finance, LLC
Term Loan B, 4.75%, 04/01/19	5,210,029	5,253,663

		24,935,083

MEDIA: DIVERSIFIED & PRODUCTION - 1.2%

Technicolor S.A. (France)
Term Loan B, 7.25%, 07/10/20 (d)	3,699,000	3,630,014

METALS & MINING - 1.0%

Murray Energy Corp.
Term Loan, 4.75%, 05/24/19	498,750	499,550
Oxbow Carbon LLC (Oxbow Calcining LLC)
Term Loan B, 8.00%, 01/19/20	2,000,000	2,050,000
Waupaca Foundry, Inc.
Tranche B-1 Term Loan, 4.50%, 06/29/17	484,047	484,853

		3,034,403

RETAIL - 7.7%

99 Cents Only Stores
Tranche B-1 Term Loan, 5.25%, 01/11/19	3,826,451	3,842,005

	Principal Amount ($)	Value ($)

RETAIL (continued)

Burlington Coat Factory Warehouse Corp.
Term Loan B-2, 4.25%, 02/23/17	399,432	400,830
Gymboree Corp. (The)
Term Loan 2011, 5.00%, 02/23/18	2,696,810	2,612,966
HMK Intermediate Holdings LLC
Term Loan, 5.75%, 03/30/19 (b)	1,132,750	1,139,830
Savers, Inc.
New Term Loan, 5.00%, 07/09/19	3,851,202	3,880,086
Sears Brands, LLC
Term Loan B, 06/30/18 (c)	3,020,000	3,002,076
Smart & Final, Inc.
First Lien Term Loan, 4.50%, 11/15/19	3,191,254	3,192,850
Second Lien Term Loan, 10.50%, 11/15/20	2,124,410	2,163,361
Yankee Candle Co., Inc. (The)
Initial Term Loan, 6.25%, 04/02/19	2,364,776	2,368,725

		22,602,729

SERVICES: BUSINESS - 16.3%

Brock Holdings III, Inc.
First Lien Term Loan, 6.01%, 03/16/17	1,628,027	1,638,202
Second Lien Initial Term Loan, 10.00%, 03/16/18	3,000,000	3,048,750
Centerplate, Inc. (KPLT Holdings, Inc.)
Term Loan A, 5.00%, 10/15/18 (b)	79,800	79,799
Term Loan A, 5.75%, 10/15/18	952,800	959,055
Custom Ecology
Term Loan, 6.75%, 06/26/19 (b)	2,538,638	2,548,157
Endurance Business Media, Inc.
First Lien Term Loan, 6.25%, 11/09/19	2,925,072	2,945,197
Second Lien Term Loan, 10.25%, 05/09/20 (b)	1,667,000	1,678,461
GCA Services Group, Inc.
First Lien Initial Term Loan, 5.25%, 11/01/19	975,385	980,262
Second Lien Initial Term Loan, 9.25%, 11/01/20	1,043,000	1,063,860
Global Cash Access, Inc.
Term Loan, 4.00%, 03/01/16	1,521,429	1,525,232
Infogroup, Inc.
Term Loan B, 8.00%, 05/26/18	2,827,273	2,549,253
Lineage Logistics, LLC
Term Loan, 4.50%, 04/26/19	3,545,115	3,545,115
Mirror Bidco Corp.
Term Loan, 5.25%, 12/28/19	933,943	940,555
Onex Carestream Finance L.P.
First Lien 2013 Term Loan, 5.00%, 06/07/19	4,272,913	4,300,686
Second Lien Term Loan, 9.50%, 12/07/19	1,000,000	994,999

4	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)

SERVICES: BUSINESS (continued)

Patheon, Inc. (Canada)
Initial Term Loan, 7.25%, 12/14/18 (d)	2,315,503	2,338,658
SMG
First Lien Term Loan, 5.50%, 06/07/18	1,478,631	1,482,327
Second Lien Term Loan, 10.75%, 12/07/18 (b)	1,000,000	1,003,749
SNL Financial LC
Term Loan, 5.50%, 10/23/18	981,540	987,675
Sutherland Global (Cayman Islands)
Term Loan, 7.25%, 03/06/19 (b) (d)	1,502,714	1,500,836
Sutherland Global Services, Inc.
U.S. Tranche Term Loan, 7.25%, 03/06/19 (b)	3,327,436	3,323,277
Transfirst Holdings, Inc.
First Lien Term Loan B-1, 4.75%, 12/27/17	1,334,929	1,339,935
Second Lien Initial Term Loan, 11.00%, 06/27/18	2,500,000	2,551,575
Trinet HR Corp. (SOI Holdings, Inc.)
Term Loan B-2, 5.00%, 08/20/20.	4,010,000	3,956,066
Washington Inventory Service
First Lien U.S. Term Loan, 5.75%, 12/20/18	906,153	907,856

		48,189,537

SERVICES: CONSUMER - 0.4%

Laureate Education, Inc.
Series 2018 Extended Term Loan, 5.25%, 06/15/18	1,181,957	1,186,023

TELECOMMUNICATIONS - 10.1%

Avaya, Inc.
Term Loan B-3, 4.76%, 10/26/17.	3,316,121	2,976,815
Fibertech Networks, LLC
Term Loan, 4.50%, 12/18/19	3,134,315	3,154,892
Global Tel*Link
Term Loan, 5.00%, 05/23/20	3,773,727	3,726,556
Grande Communications Networks LLC
Term Loan B, 4.50%, 05/29/20	5,033,865	5,031,776
Integra Telecom Holdings, Inc.
Replacement Term Loan, 5.25%, 02/22/19	1,070,620	1,079,094
LTS Buyer LLC (Sidera Networks, Inc.)
Second Lien Term Loan, 8.00%, 04/12/21 (b)	722,000	732,829
Securus Technologies Holdings, Inc.
First Lien Initial Term Loan, 4.75%, 04/30/20	1,584,000	1,561,230
Term Loan 2, 9.00%, 04/30/21	1,800,000	1,775,259
U.S. TelePacific Corp.
Term Loan, 5.75%, 02/23/17	4,887,887	4,886,665

	Principal Amount ($)	Value ($)

TELECOMMUNICATIONS (continued)

Zayo Group, LLC (Zayo Capital, Inc.)
Term Loan, 4.50%, 07/02/19	4,984,955	4,995,722

		29,920,838

TRANSPORTATION: CARGO - 1.8%

American Petroleum Tankers Parent LLC
Term Loan, 4.75%, 10/02/19	497,000	500,106
Commercial Barge Line Co.
First Lien Initial Term Loan, 7.50%, 09/22/19	1,129,325	1,101,092
YRCW Receivables LLC
Term Loan B, 11.25%, 09/30/14 (b)	3,675,000	3,739,312

		5,340,510

TRANSPORTATION: CONSUMER - 3.2%

LM U.S. Member LLC (LM U.S. Corp Acquisition Inc.) (Canada)
Canadian Term Loan, 5.75%, 10/25/19 (d)	209,588	211,160
First Lien Initial Term Loan, 5.75%, 10/25/19	2,473,139	2,491,688
Sabre Holdings
Term Loan B, 5.25%, 02/19/19	2,242,058	2,248,178
Travelport LLC
Term Loan B, 6.25%, 06/26/19	3,210,953	3,259,133
U.S. Airways Group, Inc.
Tranch B-1 Term Loan, 4.25%, 05/23/19	1,234,000	1,229,157

		9,439,316

UTILITIES: ELECTRIC - 1.0%

La Frontera
Term Loan, 4.50%, 09/30/20	1,598,828	1,606,023
Panda Sherman Power, LLC
Construction Term Loan Advances, 9.00%, 09/14/18 (b)	1,200,000	1,218,000

		2,824,023

Total Senior Loans (Cost $394,391,190)		399,270,152

Corporate Notes and Bonds - 10.8%

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 4.3%

First Data Corp.
12.63%, 01/15/21	10,000,000	11,050,000
KCG Holdings, Inc. (Knight Capital)
8.25%, 06/15/18 (e)	1,667,000	1,650,330

		12,700,330

ENVIRONMENTAL INDUSTRIES - 1.2%

Tervita Corp. (Canada)
8.00%, 11/15/18 (d) (e)	1,000,000	1,008,750
9.75%, 11/01/19 (d) (e)	2,604,000	2,408,700

		3,417,450

See accompanying Notes to Schedule of Investments.	5

Apollo Senior Floating Rate Fund Inc.

Schedule of Investments (continued)

September 30, 2013 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds (continued)

HEALTHCARE & PHARMACEUTICALS - 1.2%

Valeant Pharmaceuticals Intl. (Canada)
7.50%, 07/15/21 (d) (e)	3,200,000	3,464,000

HOTEL, GAMING & LEISURE - 1.0%

Diamond Resorts Corp.
12.00%, 08/15/18	2,600,000	2,899,000

MEDIA: BROADCASTING & SUBSCRIPTION - 1.9%

Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 08/01/23 (d) (e)	5,000,000	4,700,000
Intelsat Luxembourg SA (Luxembourg)
7.75%, 06/01/21 (d) (e)	1,000,000	1,038,750

		5,738,750

METALS & MINING - 0.1%

Murray Energy Corp.
8.63%, 06/15/21 (e)	300,000	302,250

TELECOMMUNICATIONS - 1.1%

Avanti Communications Group PLC (United Kingdom)
10/01/19 (b) (c) (d) (e)	3,333,000	3,386,121

Total Corporate Notes and Bonds (Cost $31,362,115)		31,907,901

	Shares Amount	Value ($)

Common Stocks - 0.7%

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.7%

Readers Digest Association, Inc. (b)	50,210	1,983,295

Total Common Stocks (Cost $5,212,858)		1,983,295

Warrants - 0.0%

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 0.0%

Medical Card Systems, Inc. (b)	54,913	44,479

Total Warrants (Cost $ — )		44,479

Total Investments-146.9%		433,205,827
(Cost of $430,966,163) (f)
Other Assets & Liabilities, Net-5.1%		14,973,371
Loan Outstanding-(41.6)%		(122,704,615)
Series A Preferred Shares-(10.4)%		(30,680,000)

Net Assets (Applicable to Common Shares)-100.0%		294,794,583

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at September 30, 2013. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(d)	Foreign issuer traded in U.S. dollars.
(e)	Securities exempt from registration under Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2013, these securities amounted to $17,958,901 or 6.1% of net assets.
(f)	Cost for U.S. federal income tax purposes is $431,009,621. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$7,023,504
Gross unrealized depreciation	(4,827,298)

Net unrealized appreciation	$2,196,206

6	See accompanying Notes to Schedule of Investments.

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments

As of September 30, 2013 (unaudited)

Security Valuation

Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean price based on valuations provided by approved independent third party pricing services. Securities and assets for which market quotations are not readily available or for which the valuations provided by the primary pricing sources are believed to be unreliable are valued at fair value pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Market quotations may be deemed not to represent fair value in certain circumstances where Apollo Credit Management, LLC, the Fund’s investment adviser (the “Advisor”), reasonably believes that facts and circumstances applicable to an issuer, a seller or purchaser or the market for a particular security causes current market quotes not to reflect the fair value of the security. Examples of these events could include situations in which material events are announced after the close of the market on which a security is primarily traded, when a security trades infrequently causing a quoted purchase or sale price to become stale, or in the event of a “fire sale” by a distressed seller.

Senior loans, corporate notes and bonds, common stock and warrants are priced based on valuations provided by approved independent, third-party pricing services or brokers, if available. If a price is not available from an independent, third-party pricing service or broker, or if the price provided by the independent third-party pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. Other investments, such as warrants, are priced based on model derived valuations in which one or more significant inputs or significant value drivers are unobservable. These procedures can, but are not obligated to, take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities, (iv) whether any dealer quotations for the security are available and considered reliable and (v) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market.

7

Apollo Senior Floating Rate Fund Inc.

Notes to Schedule of Investments (continued)

As of September 30, 2013 (unaudited)

The valuation techniques used by the Fund to measure fair value at September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. All investments at September 30, 2013 were valued using prices provided by approved third party pricing services and/or broker quotes or model derived valuations. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the levels of the Fund’s investment securities as of September 30, 2013 are as follows:

Assets in Fair Value Hierarchy:	Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Cash and Cash Equivalents	$19,279,776	$19,279,776	$—	$—
Senior Loans	399,270,152	—	335,553,151	63,717,001
Corporate Notes and Bonds	31,907,901	—	28,521,780	3,386,121
Common Stocks	1,983,295	—	—	1,983,295
Warrants	44,479	—	—	44,479

Total Assets	$452,485,603	$19,279,776	$364,074,931	$69,130,896

The Fund did not have any liabilities that were measured at fair value at September 30, 2013. The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2013.

	Total Fair Value	Senior Loans	Corporate Notes and Bonds	Common Stocks	Warrants

Fair Value, beginning of period	$56,173,954	$50,723,074	$5,450,880	$—	$—
Purchases	42,116,306	33,570,448	3,333,000	5,212,858	—
Sales	(17,848,350)	(15,388,350)	(2,460,000)	—	—
Accrued discounts/(premiums)	118,048	118,048	—	—	—
Total net realized (loss)/gain	(459,008)	80,992	(540,000)	—	—
Change in net unrealized (depreciation)/appreciation	(2,602,482)	454,481	128,121	(3,229,563)	44,479
Transfers into Level 3	15,834,756	15,834,756	—	—	—
Transfers out of Level 3	(24,202,328)	(21,676,448)	(2,525,880)	—	—

Fair Value, end of period	$69,130,896	$63,717,001	$3,386,121	$1,983,295	$44,479

Investments were transferred in and out of Level 3 and in and out of Level 2 during the period ended September 30, 2013 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Advisor. Net change in unrealized depreciation attributable to Level 3 investments still held at September 30, 2013 was $(2,512,182).

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2013:

Assets	Total Value at September 30, 2013	Valuation Technique(s)	Unobservable Input(s)	Multiple	Weighted Average or Range

Senior Loans	$63,717,001	Third party pricing and / or broker quotes	Vendor / or broker quotes	N/A	N/A
Corporate Notes & Bonds	$3,386,121	Third party pricing and / or broker quotes	Vendor / or broker quotes	N/A	N/A
Common Stocks	$1,983,295	Third party pricing and / or broker quotes	Vendor / or broker quotes	N/A	N/A
Warrants	$44,479	Comparable Multiples	EBITDA Multiple	4.11x	4.11x

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.

8

Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(b)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)        /s/ Joseph Moroney

                                               Joseph Moroney, President

                                               (principal executive officer)

Date 11/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Joseph Moroney

                                               Joseph Moroney, President

                                               (principal executive officer)

Date 11/22/13

By (Signature and Title)        /s/ Jodi Sarsfield

                                               Jodi Sarsfield, Treasurer and Chief Financial Officer

                                               (principal financial officer)

Date 11/22/13